February 3, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	ARIEL INVESTMENT TRUST (the “Trust”)

Securities Act Registration No: 033-07699

Investment Company Act Registration No: 811-4786

Ariel Fund (S000005024)

Ariel Appreciation Fund (S000005025)

Ariel Focus Fund (S000005026)

Ariel International Fund (S000035291)

Ariel Global Fund (S000035292)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 26, 2023.

Please direct any inquiries regarding this filing to me at (312) 612-2764. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Mareilé B. Cusack
Mareilé B. Cusack
Senior Vice President
Ariel Investments